Investments (Tables)	12 Months Ended
Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Investment [Table Text Block]
The Group's investments are classified into:
	As of June 30,
	2012	2013	2013
	RMB	RMB	US$
Current:
Held-to-maturity investments (at cost less impairment)	20,503,441	83,003,441	13,524,203

Non-current:
Available-for-sale investment (at fair value) (Level 3)	9,715,046	7,760,448	1,264,452
Other investments (at cost less impairment)	8,046,381	7,425,155	1,209,821
	17,761,427	15,185,603	2,474,273
	38,264,868	98,189,044	15,998,476

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
Available-for-sale
investment
RMB

Balance as at June 30, 2011 and July 1, 2011	10,525,471
Unrealized loss (note)	(810,425)
Balance as at June 30, 2012	9,715,046
Unrealized loss (note)	(1,830,837)
Exchange loss on translation	(123,761)
Balance as at June 30, 2013 (RMB)	7,760,448
Balance as at June 30, 2013 (US$)	1,264,452

Schedule Of Movement In Accumulated Unrealized Gain Loss On Available For Sale Securities [Table Text Block]
Movement of the accumulated unrealized (gain)loss on available-for-sale investments included in accumulated other comprehensive (loss)income:

RMB

Balance as at June 30, 2011 and July 1,2011	3,128,000
Unrealized loss	810,425
Balance as at June 30, 2012	3,938,425
Fair value loss	1,830,837
Reclassification adjustment upon impairment	(5,769,262)
Balance as at June 30, 2013	-